Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Current portion of lease liabilities		$ 372	$ 361	$ 700	$ 1,064
Noncurrent portion of lease liabilities	$ 0	2,182	2,598	8,506	9,244
Total lease liabilities		$ 2,554	$ 2,959	$ 9,206	$ 10,308